NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Operating Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Expenses [Line Items]
Depreciation and amortization	€ 4,619	€ 5,377	€ 4,991
Total	33,794	60,695	72,550
Intangible assets in progress
Disclosure Of Operating Expenses [Line Items]
Impairment loss recognised	600	560	1,036
Research and development expenses
Disclosure Of Operating Expenses [Line Items]
Consumables	1,184	5,000	6,786
IT costs and maintenance	994	1,482	1,279
Services, subcontracting and fees	1,682	18,069	29,586
Personnel expenses	11,459	15,593	15,629
Depreciation and amortization	3,992	4,884	4,234
Other	596	72	66
Total	19,907	45,100	57,580
General and administrative expenses
Disclosure Of Operating Expenses [Line Items]
Consumables	93	226	224
IT costs and maintenance	1,048	1,129	1,070
Services, subcontracting and fees	6,477	6,684	5,962
Personnel expenses	5,013	6,174	6,573
Depreciation and amortization	627	494	686
Other	630	888	455
Total	13,887	15,595	14,970
R&D | Research and development expenses
Disclosure Of Operating Expenses [Line Items]
Consumables	165	151	54
IT costs and maintenance	45	116	117
Services, subcontracting and fees	395	589	1,099
Personnel expenses	1,883	1,960	2,268
Depreciation and amortization	444	353	283
Other	82	17	25
Total	3,014	3,186	3,846
Clinical studies | Research and development expenses
Disclosure Of Operating Expenses [Line Items]
Consumables	1,019	4,849	6,732
IT costs and maintenance	949	1,366	1,162
Services, subcontracting and fees	1,287	17,480	28,487
Personnel expenses	9,576	13,633	13,361
Depreciation and amortization	3,548	4,531	3,951
Other	514	55	41
Total	€ 16,893	€ 41,914	€ 53,734